UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	January 1, 2013 — June 30, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|13

Semiannual report

Putnam VT Income Fund

Putnam Investments

Message from the Trustees

Dear Fellow Shareholder:

Stock markets around the world have exhibited volatility recently, as the U.S. Federal Reserve indicated that it may begin to reduce its quantitative easing program later this year if current positive trends continue. With this news, long-term interest rates jumped from historic lows and stocks fell, with the U.S. equity market in June posting a monthly loss for the first time this year. International markets, facing a range of issues, also declined.

While the Fed’s announcement initially made investors skittish, we are encouraged that the central bank is seeing steady economic growth and low inflation. These conditions have helped lift equity market averages to near all-time highs, and a continuation of current trends could be supportive for investments. The Fed has said that any tapering will be done in a way that does not threaten the economic recovery.

We believe Putnam’s fundamentally oriented investment approaches are well suited for today’s market environment. By conducting in-depth company and industry research, and through astute analysis of key market and policy-related risks, Putnam’s portfolio managers and research analysts are committed to finding the most attractive opportunities for investors. Integrating new thinking into time-tested strategies may prove particularly beneficial as the economy moves into the next stage of the current recovery.

We believe that, when combined with the guidance of a financial advisor who can help you develop a portfolio that matches your individual goals and tolerance for risk, Putnam’s emphasis on innovative thinking, active investing, and risk management can serve shareholders well.

We would like to extend a welcome to new shareholders of the fund and to thank you for investing with Putnam.

Performance summary (as of 6/30/13)

Investment objective

High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk

Net asset value June 30, 2013

Class IA: $11.69	Class IB: $11.60

Total return at net asset value
			Barclays
			U.S. Aggregate
(as of 6/30/13)	Class IA shares*	Class IB shares†	Bond Index

6 months	–0.59%	–0.70%	–2.44%

1 year	4.62	4.38	–0.69

5 years	45.12	43.34	28.78
Annualized	7.73	7.47	5.19

10 years	70.80	66.53	55.59
Annualized	5.50	5.23	4.52

Life	444.58	418.26	434.36
Annualized	6.90	6.69	6.84

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P–1	1.2%

Aaa	52.6%

Aa	1.4%

A	10.3%

Baa	26.6%

Ba	5.7%

B	3.7%

Caa and below	5.5%

Not rated	–7.0%

Allocations are represented as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forward contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT Income Fund 1

Report from your fund’s manager

What was the bond market environment like during the six months ended June 30, 2013?

Spread sectors, meaning sectors that trade at a yield premium to U.S. Treasuries, generally performed well during the first four months of the period. Credit-sensitive fixed-income securities benefited from a more favorable economic backdrop and the tailwind of increased global liquidity resulting from accommodative monetary policy in the United States and overseas. In May, however, the market backdrop became less hospitable, as concern about higher interest rates weighed on investor sentiment, leading investors to take profits. The debate that began in May about when the Federal Reserve would begin tapering its bond-buying program intensified in June, when Chairman Ben Bernanke announced that the central bank could begin scaling back its stimulus program later in 2013, and end it by mid 2014, sooner than investors expected. Within this changed market environment, bond yields rose, spreads widened, and prices fell across most market sectors. Investment-grade bonds suffered negative returns, with longer-maturity sectors posting the worst losses. Emerging-market debt and other credit-sensitive categories were hampered by widening spreads. Short-duration, floating-rate bank-loan securities and high-yield bonds posted modest gains.

Which strategies and holdings bolstered the fund’s performance during the past six months?

Our mortgage credit holdings — both non-agency residential mortgage-backed securities [RMBS] and commercial mortgage-backed securities [CMBS] — helped performance, as investors took advantage of attractive spreads and positive underlying fundamentals in these sectors. Later in the period, we sought to reduce risk by shifting the fund’s allocation from RMBS into CMBS, which were performing better.

Our prepayment strategy, which was implemented primarily with collateralized mortgage obligations [CMOs], also contributed, despite negative performance in April and May. During those two months, with interest rates still at extremely low levels, CMOs underperformed due to fears of an accelerating pace of mortgage refinancing. Increased refinancing activity tends to hurt the performance of CMOs because the mortgages underlying the securities are paid off more rapidly. When rates rose from early May into June, investors were encouraged that higher rates may slow the pace of refinancing and mortgage prepayment speeds. As a result, CMOs — particularly those of the interest-only variety — rebounded nicely in June.

We had an overweight allocation in investment-grade corporate bonds, which modestly contributed, primarily on the strength of the sector’s performance during the first four months of the period, before declining during the final two months.

Lastly, our term-structure strategies — interest-rate and yield-curve positioning — proved moderately beneficial. We maintained a short duration during most of the period, meaning we limited the fund’s interest-rate risk, which worked well as rates rose.

How did you use derivatives during the period?

We used interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — along with bond futures, to take tactical positions at various points along the yield curve, and to hedge the fund’s interest-rate risk. We also employed total return swaps as a hedging tool and to help manage the fund’s sector exposure, as well as credit default swaps to hedge the fund’s market risk. Lastly, we utilized “swaptions,” which give us the option to enter into a swap contract, to hedge the interest-rate and prepayment risks associated with our CMO holdings.

What is your outlook for the coming months?

Investors have adjusted their expectations about when the Fed may begin to wind down quantitative easing. Consequently, while rates rose significantly during the period’s final months, we think it’s unlikely that they are going to move substantially higher until the central bank gets closer to actually ending its stimulus program. In order to tactically position the fund to potentially benefit from any near-term pullback in rates, we lengthened the portfolio’s duration in June.

Overall, we believe the environment for corporate credit and other risk-based fixed-income categories may continue to be favorable. That said, if spreads rise more than economic fundamentals seem to warrant, we would see that as a window of opportunity to try and capitalize on improving valuations.

Where are you finding the most compelling investment opportunities?

In terms of the yield curve, we think the better opportunities exist among intermediate-maturity securities, as opposed to short-term bonds, which remain anchored by Fed policy. We believe the U.S. economic recovery is on track and should continue at a moderate pace, which would continue to support corporate fundamentals. As a result, we plan to maintain the fund’s overweight allocation in investment-grade corporate bonds. Within investment-grade credit, we like bonds issued by banks and other financial institutions, as well as utilities. We’re less optimistic about securities from large pharmaceutical and defense companies, and expect to largely avoid those industry groups. Lastly, after the liquidity-driven sell-off in mortgage credit, we modestly added exposure to non-agency RMBS positions during June, seeking to benefit from their improved relative value supported by solid fundamentals. We continue to believe non-agency RMBS are attractive investment opportunities.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase

2 Putnam VT Income Fund

in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions and factors related to a specific issuer or industry. You can lose money by investing in the fund.

A word about derivatives

Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund’s portfolio managers are Brett S. Kozlowski, CFA, and Kevin F. Murphy.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2013, to June 30, 2013. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/13		for the 6 months ended 6/30/13

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$2.92	$4.15	$2.96	$4.21

Ending value
(after expenses)	$994.10	$993.00	$1,021.87	$1,020.63

Annualized
expense ratio	0.59%	0.84%	0.59%	0.84%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/13. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT Income Fund

The fund’s portfolio 6/30/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.1%)*	Principal amount	Value

Agency collateralized mortgage obligations (20.0%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.83s, 2032	$55,164	$86,751
IFB Ser. 3408, Class EK, 25.019s, 2037	588,775	865,745
IFB Ser. 2976, Class LC, 23.714s, 2035	78,118	118,854
IFB Ser. 2979, Class AS, 23.568s, 2034	58,477	77,141
IFB Ser. 3072, Class SM, 23.091s, 2035	368,713	538,084
IFB Ser. 3065, Class DC, 19.283s, 2035	525,403	777,045
IFB Ser. 2990, Class LB, 16.454s, 2034	491,121	648,579
IFB Ser. 4105, Class HS, IO, 6.408s, 2042	1,313,277	311,930
IFB Ser. 3803, Class SP, IO, 6.408s, 2038	1,650,034	165,003
IFB Ser. 3907, Class KS, IO, 6.358s, 2040	1,676,458	272,930
IFB Ser. 3708, Class SA, IO, 6.258s, 2040	2,914,493	456,934
IFB Ser. 4112, Class SC, IO, 5.958s, 2042	3,647,130	610,898
IFB Ser. 4105, Class LS, IO, 5.958s, 2041	1,424,779	276,065
IFB Ser. 3852, Class NT, 5.808s, 2041	1,007,299	997,971
IFB Ser. 3752, Class PS, IO, 5.808s, 2040	2,250,819	337,420
Ser. 3632, Class CI, IO, 5s, 2038	121,732	8,795
Ser. 3626, Class DI, IO, 5s, 2037	53,193	1,496
Ser. 4132, Class IP, IO, 4 1/2s, 2042	4,220,113	704,484
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,642,635	250,009
Ser. 4018, Class DI, IO, 4 1/2s, 2041	1,871,376	291,298
Ser. 3747, Class HI, IO, 4 1/2s, 2037	510,018	54,288
Ser. 3707, Class PI, IO, 4 1/2s, 2025	1,703,443	138,609
Ser. 4116, Class MI, IO, 4s, 2042	3,356,577	559,419
Ser. 3751, Class MI, IO, 4s, 2034	1,141,032	17,777
Ser. 4141, Class PI, IO, 3s, 2042	2,712,213	387,846
Ser. 4158, Class TI, IO, 3s, 2042	6,790,231	946,422
Ser. 4165, Class TI, IO, 3s, 2042	8,127,116	1,130,482
Ser. 4176, Class DI, IO, 3s, 2042	5,901,725	836,806
Ser. 4183, Class MI, IO, 3s, 2042	2,370,441	324,750
Ser. 4172, Class PI, IO, 3s, 2040	3,233,228	371,821
Ser. T-56, Class A, IO, 0.524s, 2043	5,084,302	87,784
Ser. T-56, Class 1, IO, zero %, 2043	6,186,780	46,401
Ser. T-56, Class 2, IO, zero %, 2043	14,350,388	44,845
Ser. T-56, Class 3, IO, zero %, 2043	2,622,906	34,426
Ser. 4077, Class TO, PO, zero %, 2041	93,172	73,480
Ser. 3835, Class FO, PO, zero %, 2041	3,554,157	2,899,268
Ser. 3369, Class BO, PO, zero %, 2037	22,341	20,342
Ser. 3391, PO, zero %, 2037	126,421	107,263
Ser. 3300, PO, zero %, 2037	216,764	202,674
Ser. 3175, Class MO, PO, zero %, 2036	35,692	31,428
Ser. 3210, PO, zero %, 2036	79,191	71,940
FRB Ser. 3117, Class AF, zero %, 2036	11,765	10,412
FRB Ser. 3326, Class WF, zero %, 2035	17,330	16,810
FRB Ser. 3036, Class AS, zero %, 2035	11,447	9,778

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.742s, 2036	486,832	931,576
IFB Ser. 06-8, Class HP, 23.859s, 2036	460,283	750,358
IFB Ser. 05-45, Class DA, 23.712s, 2035	858,625	1,320,080
IFB Ser. 07-53, Class SP, 23.492s, 2037	325,833	479,015
IFB Ser. 05-122, Class SE, 22.425s, 2035	787,086	1,133,899
IFB Ser. 05-75, Class GS, 19.671s, 2035	432,901	593,664
IFB Ser. 05-106, Class JC, 19.526s, 2035	334,964	504,978
IFB Ser. 05-83, Class QP, 16.892s, 2034	106,486	140,568
IFB Ser. 11-4, Class CS, 12.514s, 2040	614,239	731,192
Ser. 13-9, Class BA, 6 1/2s, 2042	852,566	856,029
IFB Ser. 12-88, Class SB, IO, 6.477s, 2042	2,080,305	319,015
IFB Ser. 12-75, Class SK, IO, 6.457s, 2041	3,857,024	767,972

MORTGAGE-BACKED SECURITIES (42.1%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 12-75, Class KS, IO, 6.357s, 2042	$2,430,923	$455,628
IFB Ser. 12-3, Class CS, IO, 6.357s, 2040	2,202,103	380,898
IFB Ser. 11-27, Class AS, IO, 6.287s, 2041	2,860,050	499,250
IFB Ser. 12-30, Class HS, IO, 6.257s, 2042	6,032,905	1,079,950
IFB Ser. 12-132, Class SB, IO, 6.007s, 2042	3,035,521	425,064
IFB Ser. 13-19, Class DS, IO, 6.007s, 2041	2,456,269	487,896
Ser. 06-10, Class GC, 6s, 2034	2,288,432	2,359,945
IFB Ser. 13-13, Class SA, IO, 5.957s, 2043	3,378,522	811,690
IFB Ser. 11-53, Class SY, IO, 5.757s, 2041	5,187,690	609,242
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	2,439,122	373,186
Ser. 12-124, Class UI, IO, 4s, 2042	6,502,282	1,083,930
Ser. 12-96, Class PI, IO, 4s, 2041	2,549,716	398,572
Ser. 13-55, Class IK, IO, 3s, 2043	2,138,650	316,242
Ser. 13-55, Class PI, IO, 3s, 2042	3,837,948	504,959
Ser. 13-30, Class IP, IO, 3s, 2041	2,583,609	304,504
Ser. 13-23, Class LI, 3s, 2041	2,706,350	310,527
Ser. 03-W10, Class 1, IO, 1.261s, 2043	3,456,898	132,604
Ser. 07-64, Class LO, PO, zero %, 2037	86,199	75,829
Ser. 372, Class 1, PO, zero %, 2036	116,147	107,600

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.681s, 2041	3,385,808	5,070,687
IFB Ser. 10-158, Class SD, 14.425s, 2040	855,000	1,077,522
IFB Ser. 11-70, Class WS, 9.317s, 2040	3,648,000	3,691,046
IFB Ser. 11-56, Class MS, 6.884s, 2041	157,625	164,506
IFB Ser. 11-61, Class CS, IO, 6.488s, 2035	4,293,319	568,861
IFB Ser. 10-163, Class SI, IO, 6.437s, 2037	1,470,291	209,516
IFB Ser. 10-109, Class SB, 6.408s, 2040	2,778,688	540,809
IFB Ser. 11-3, Class SG, IO, 6.358s, 2041	964,522	174,935
IFB Ser. 10-56, Class SC, IO, 6.308s, 2040	1,885,520	309,961
IFB Ser. 10-35, Class CS, IO, 6.278s, 2040	3,930,585	707,513
IFB Ser. 13-87, Class SA, IO, 6.008s, 2043	2,628,000	407,340
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040	1,747,253	287,283
IFB Ser. 11-94, Class SA, IO, 5.908s, 2041	3,583,592	614,586
IFB Ser. 10-158, Class SA, IO, 5.858s, 2040	1,037,852	170,913
IFB Ser. 10-151, Class SA, 5.858s, 2040	1,031,150	169,934
IFB Ser. 10-120, Class SA, IO, 5.858s, 2040	2,457,072	405,417
IFB Ser. 11-70, Class SM, IO, 5.698s, 2041	1,760,000	432,907
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040	2,286,147	346,971
IFB Ser. 10-37, Class SG, IO, 5.508s, 2040	4,018,016	605,676
Ser. 13-3, Class IT, IO, 5s, 2043	2,384,213	436,607
Ser. 10-35, Class UI, IO, 5s, 2040	2,717,993	507,497
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	2,135,648	443,980
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	2,495,362	476,506
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	3,119,189	377,734
Ser. 12-56, Class IB, IO, 4s, 2042	4,489,192	806,130
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	2,413,128	378,765
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	3,030,237	486,050
Ser. 13-18, Class GI, IO, 3 1/2s, 2041	2,243,765	384,581
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	2,257,263	387,798
Ser. 13-53, Class PI, IO, 3s, 2041	3,637,226	495,427
Ser. 11-70, PO, zero %, 2041	12,676,585	9,991,050
Ser. 10-151, Class KO, PO, zero %, 2037	465,372	403,590
Ser. 06-36, Class OD, PO, zero %, 2036	10,601	9,930

Structured Asset Securities Corp. IFB Ser. 07-4,
Class 1A3, IO, 5.987s, 2045	15,158,669	2,652,767

		69,663,160

Putnam VT Income Fund 5

MORTGAGE-BACKED SECURITIES (42.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities (13.9%)
Banc of America Commercial Mortgage Trust FRB
Ser. 05-5, Class B, 5.403s, 2045	$1,500,000	$1,543,050

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.634s, 2049	121,345	123,165
Ser. 06-6, Class A2, 5.309s, 2045	393,089	395,762
Ser. 07-1, Class XW, IO, 0.485s, 2049	4,437,454	39,733

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 1.033s, 2042	9,022,332	73,072
Ser. 04-5, Class XC, IO, 0.868s, 2041	15,913,368	126,511
Ser. 07-5, Class XW, IO, 0.532s, 2051	11,658,825	127,944
Ser. 02-PB2, Class XC, IO, 0.512s, 2035	1,211,479	385
Ser. 05-1, Class XW, IO, 0.045s, 2042	94,747,253	26,245

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.151s, 2042 F	224,000	249,114
FRB Ser. 05-T20, Class C, 5.296s, 2042	438,000	421,663
Ser. 05-PWR9, Class C, 5.055s, 2042 F	372,000	353,368
Ser. 04-PR3I, Class X1, IO, 1.074s, 2041	1,693,946	12,637

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.611s, 2039 F	777,000	776,898
Ser. 06-PW14, Class X1, IO, 0.268s, 2038	8,549,956	148,769

Citigroup Commercial Mortgage Trust 144A FRB
Ser. 12-GC8, Class D, 5.041s, 2045 F	1,725,000	1,675,074

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XW, IO, 0.558s, 2049	19,763,409	238,149
Ser. 07-CD4, Class XC, IO, 0.219s, 2049	57,314,366	437,882

Commercial Mortgage Trust Ser. 07-C9, Class AJ,
5.65s, 2049 F	810,000	882,374

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.479s, 2045 F	389,000	347,465
FRB Ser. 13-CR6, Class D, 4.316s, 2046	276,000	244,673
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049 F	585,000	508,961
Pass-Through Certificates Ser. 06-C8, Class XS,
IO, 0.201s, 2046	27,711,330	347,655

Credit Suisse First Boston Commercial Mortgage
Trust Ser. 05-C5, Class C, 5.1s, 2038	349,000	357,295

Credit Suisse Mortgage Capital Certificates FRB
Ser. 07-C4, Class A2, 5.954s, 2039	1,142,883	1,146,988

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.229s, 2049	43,239,181	162,147

CS First Boston Mortgage Securities Corp.
Ser. 03-CPN1, Class E, 4.891s, 2035	459,000	459,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	598,679	658,547
Ser. 02-CP3, Class AX, IO, 1.472s, 2035	629,999	3,768

Deutsche Bank-UBS Commercial Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.626s, 2044	505,000	483,437

DLJ Commercial Mortgage Corp. 144A FRB
Ser. 98-CG1, Class B4, 7.388s, 2031	141,674	141,241

First Union National Bank Commercial Mortgage
144A Ser. 01-C3, Class K, 6.155s, 2033	297,163	297,163

First Union National Bank-Bank of America
Commercial Mortgage Trust 144A Ser. 01-C1,
Class 3, IO, 1.956s, 2033	301,850	42

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.943s, 2032	119,675	63,428

GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C4, Class AJ, 5.471s, 2045	343,000	322,420

MORTGAGE-BACKED SECURITIES (42.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.29s, 2045	$108,866,047	$359,183
Ser. 07-C1, Class XC, IO, 0.17s, 2049	58,294,612	318,930

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.379s, 2029	1,398,984	39,390
Ser. 05-C1, Class X1, IO, 0.779s, 2043	19,904,394	190,186

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class B, 4.894s, 2042 F	444,000	459,160

Greenwich Capital Commercial Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035	498,000	497,942

GS Mortgage Securities Corp. II 144A Ser. 06-GG6,
Class XC, IO, 0.226s, 2038	45,679,906	68,885

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.732s, 2038	386,000	388,714
Ser. 06-GG8, Class AJ, 5.622s, 2039	467,000	438,604
Ser. 06-GG6, Class A2, 5.506s, 2038	141,259	144,260

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030	83,477	83,477
FRB Ser. GC10, Class D, 4.563s, 2046 F	820,000	762,420

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051 F	661,000	683,111
Ser. 08-C2, Class ASB, 6 1/8s, 2051	304,577	329,132
FRB Ser. 07-LD12, Class A3, 6 1/8s, 2051	804,000	835,569
FRB Ser. 06-LDP7, Class AJ, 6.056s, 2045	468,000	468,776
FRB Ser. 07-LD11, Class A2, 5.988s, 2049	2,800,828	2,856,761
FRB Ser. 04-CB9, Class B, 5.836s, 2041	593,000	607,351
FRB Ser. 04-CBX, Class B, 5.021s, 2037	280,000	277,038
FRB Ser. 13-C10, Class D, 4.3s, 2047	409,000	327,673
Ser. 06-LDP8, Class X, IO, 0.729s, 2045	26,000,369	391,488
Ser. 07-LDPX, Class X, IO, 0.469s, 2049	26,571,178	233,880

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
FRB Ser. 10-C1, Class D, 6.523s, 2043 F	731,000	824,487
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051	369,000	340,034
FRB Ser. 11-C3, Class E, 5.725s, 2046 F	337,000	362,356
FRB Ser. 01-C1, Class H, 5.626s, 2035	415,255	414,425
FRB Ser. 11-C5, Class D, 5.492s, 2046 F	730,000	762,212
FRB Ser. 12-CBX, Class E, 5.361s, 2045	376,000	330,561
FRB Ser. 12-C8, Class D, 4.825s, 2045	1,190,000	1,062,425
FRB Ser. 12-LC9, Class E, 4.575s, 2047	147,000	121,371
FRB Ser. 12_LC9, Class D, 4.575s, 2047	436,000	378,881
Ser. 05-CB12, Class X1, IO, 0.49s, 2037	13,845,574	104,700
Ser. 06-LDP6, Class X1, IO, 0 1/4s, 2043	37,164,733	131,452

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	170,288	170,288
Ser. 99-C1, Class G, 6.41s, 2031	554,198	559,740
Ser. 98-C4, Class G, 5.6s, 2035	145,906	148,372
Ser. 98-C4, Class H, 5.6s, 2035	441,000	469,410

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040	544,000	544,055
FRB Ser. 06-C6, Class AJ, 5.452s, 2039	287,000	301,013
Ser. 06-C7, Class A2, 5.3s, 2038	672,496	700,802
Ser. 07-C2, Class XW, IO, 0.692s, 2040	3,783,444	62,294

6 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (42.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036	$1,600,000	$1,372,424
Ser. 06-C7, Class XW, IO, 0.847s, 2038	17,915,697	361,557
Ser. 05-C2, Class XCL, IO, 0 1/2s, 2040	69,910,004	279,570
Ser. 05-C7, Class XCL, IO, 0.368s, 2040	47,406,153	213,612
Ser. 06-C7, Class XCL, IO, 0.337s, 2038	33,548,286	608,230
Ser. 07-C2, Class XCL, IO, 0.26s, 2040	81,973,827	1,122,714

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.441s, 2051 F	443,000	460,539
FRB Ser. 07-C1, Class A3, 6.038s, 2050	166,000	172,992
FRB Ser. 05-CKI1, Class B, 5.458s, 2037	1,242,000	1,257,401

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.111s, 2039	5,962,738	47,487
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043	19,671,073	198,107

Merrill Lynch/Countrywide Commercial Mortgage
Trust 144A Ser. 06-4, Class XC, IO, 0.228s, 2049	64,691,649	769,831

Merrill Lynch/Countrywide Financial Corp.
Commercial Mortgage Trust Ser. 06-4, Class AJ,
5.239s, 2049 F	508,000	497,725

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.965s, 2037	399,134	18,480
Ser. 06-C4, Class X, IO, 6.506s, 2045	2,317,824	173,837
Ser. 05-C3, Class X, IO, 6.315s, 2044	938,107	53,191

Morgan Stanley BA/ML Trust 144A Ser. 13-C10,
Class D, 4.219s, 2046	570,000	461,141

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class B, 5.832s, 2044	1,330,000	1,386,666
FRB Ser. 07-HQ12, Class A2, 5.763s, 2049	600,331	604,534
FRB Ser. 07-HQ12, Class A2FX, 5.763s, 2049 F	254,889	263,161
Ser. 07-IQ14, Class A2, 5.61s, 2049	277,514	281,797

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.391s, 2043	536,000	551,104

Morgan Stanley-Bank of America-Merrill Lynch
Mortgage Trust Ser. 13-C7, Class XA, IO, 1.901s, 2046	4,695,043	488,942

TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038	832,504	124,876

UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C3, Class D, 5.123s, 2049	880,000	814,418

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class D, 5.396s, 2042 F	1,450,000	1,438,608
Ser. 06-C29, IO, 0.528s, 2048	30,744,908	386,771
Ser. 07-C34, IO, 0.502s, 2046	8,270,044	100,068

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 06-C26, Class XC, IO, 0.105s, 2045	12,096,686	26,371

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 F	73,000	64,239

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.417s, 2044	953,000	891,042
FRB Ser. 12-C9, Class D, 4.963s, 2045	639,000	559,125
FRB Ser. 12-C10, Class D, 4.61s, 2045	822,000	679,273

		48,476,666
Residential mortgage-backed securities (non-agency) (8.2%)
ASG Resecuritization Trust 144A FRB Ser. 10-3,
0.499s, 2045	1,693,451	1,270,088

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 09-7, Class 4A2, 2.654s, 2035	1,100,980	957,853
Ser. 10-8, Class 1A2, 5 1/2s, 2036	325,000	318,500

Countrywide Asset Backed Certificates FRB
Ser. 05-AB1, Class A3, 0.493s, 2035	2,912,515	2,708,639

MORTGAGE-BACKED SECURITIES (42.1%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
First Plus Home Loan Trust Ser. 97-3, Class B1,
7.79s, 2023 (In default) †	$77,731	$8

GSAA Home Equity Trust FRB Ser. 04-10, Class AF4,
4.795s, 2034	829,027	847,680

Harborview Mortgage Loan Trust FRB Ser. 05-9,
Class 2A1B, 0.562s, 2035	1,924,521	1,655,088

Mortgageit Trust FRB Ser. 05-1, Class 1M2,
0.783s, 2035	1,295,351	1,062,188

Residential Accredit Loans, Inc. Ser. 04-QS15,
Class A5, 5 1/2s, 2034	1,647,977	1,623,257

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.703s, 2045 F	948,104	730,124
FRB Ser. 05-AR19, Class A1C3, 0.693s, 2045	2,669,798	2,109,141
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034	3,890,638	3,326,496
FRB Ser. 05-AR11, Class A1B2, 0.643s, 2045	721,139	627,391
FRB Ser. 05-AR13, Class A1C4, 0.623s, 2045	5,263,654	4,079,332
FRB Ser. 05-AR17, Class A1B2, 0.603s, 2045	2,560,061	2,124,851
FRB Ser. 05-AR11, Class A1B3, 0.593s, 2045	3,448,690	3,034,848
FRB Ser. 05-AR8, Class 2AC3, 0.583s, 2045	565,993	441,475
FRB Ser. 05-AR6, Class 2AB2, 0.563s, 2045	1,052,589	926,278

Wells Fargo Mortgage Backed Securities Trust
Ser. 08-1, Class 4A1, 5 3/4s, 2038	537,864	547,277
FRB Ser. 04-H, Class A1, 2.616s, 2034	401,606	404,618

		28,795,132

Total mortgage-backed securities (cost $133,188,741)		$146,934,958

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (40.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.9%)
Government National Mortgage Association
Pass-Through Certificates 3 1/2s, July 15, 2042	$3,045,924	$3,140,843

		3,140,843
U.S. Government Agency Mortgage Obligations (39.1%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6s, May 1, 2040	2,453,960	2,661,013
4s, August 1, 2042	1,088,000	1,124,720
4s, August 1, 2042 ∆	2,126,125	2,200,622
3 1/2s, with due dates from September 1, 2042
to April 1, 2043	2,902,228	2,947,631

Federal National Mortgage Association
Pass-Through Certificates
5s, March 1, 2038	93,713	100,899
4s, with due dates from June 1, 2042 to
November 1, 2042	33,431,152	34,644,325
4s, TBA, July 1, 2043	22,000,000	22,926,407
3 1/2s, with due dates from February 1, 2043
to May 1, 2043	17,915,812	18,104,341
3 1/2s, TBA, July 1, 2043	21,000,000	21,328,125
3s, TBA, July 1, 2043	31,000,000	30,312,188

		136,350,271
Total U.S. government and agency mortgage
obligations (cost $144,720,437)		$139,491,114

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value

U.S. Treasury Notes
2 5/8s, November 15, 2020	$128,000	$133,369
1/4s, September 15, 2015 [i]	224,000	223,261
1/4s, May 15, 2015 [i]	161,000	160,781

Total U.S. treasury obligations (cost $505,630)		$517,411

Putnam VT Income Fund 7

CORPORATE BONDS AND NOTES (32.7%)*	Principal amount	Value

Basic materials (2.3%)
Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)	$401,000	$379,271

Agrium, Inc. sr. unsec. notes 3 1/2s, 2023 (Canada)	134,000	128,239

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	130,000	160,416

Ashland, Inc. 144A company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022	155,000	153,450

Axiall Corp. 144A company guaranty sr. unsec.
notes 4 7/8s, 2023	15,000	14,250

Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)	275,000	291,500

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	190,000	227,310

Cytec Industries, Inc. sr. unsec. unsub. notes
3 1/2s, 2023	190,000	181,199

Eagle Spinco, Inc. 144A company
guaranty sr. unsec. notes 4 5/8s, 2021	20,000	19,200

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	385,000	364,359

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	270,000	260,242

Eastman Chemical Co. sr. unsec. unsub. notes
6.3s, 2018	100,000	115,905

Eastman Chemical Co. sr. unsec. unsub. notes
2.4s, 2017	90,000	90,157

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019	205,000	227,049

Georgia-Pacific, LLC sr. unsec. unsub. notes
7 3/4s, 2029	70,000	90,258

Georgia-Pacific, LLC 144A company guaranty
sr. notes 5.4s, 2020	110,000	122,661

International Paper Co. sr. unsec. notes 9 3/8s, 2019	234,000	305,223

International Paper Co. sr. unsec. notes 7.95s, 2018	492,000	602,415

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	485,000	544,997

Methanex Corp. sr. unsec. unsub. notes 3 1/4s,
2019 (Canada)	76,000	74,798

Packaging Corp. of America sr. unsec. unsub. notes
3.9s, 2022	140,000	137,319

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	170,000	205,769

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 5.2s, 2040 (Australia)	365,000	356,284

Rock-Tenn Co. company guaranty sr. unsec. unsub.
notes 4.9s, 2022	294,000	303,404

Rock-Tenn Co. company guaranty sr. unsec. unsub.
notes 4.45s, 2019	33,000	34,839

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	225,000	292,878

Temple-Inland, Inc. sr. unsec. unsub. notes
6 5/8s, 2018	230,000	268,673

Union Carbide Corp. sr. unsec. unsub. bonds
7 3/4s, 2096	85,000	96,294

Westvaco Corp. company guaranty sr. unsec.
unsub. notes 7.95s, 2031	1,040,000	1,200,651

Weyerhaeuser Co. sr. unsec. unsub. notes
7 3/8s, 2032 R	365,000	438,171

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2041 (Canada)	15,000	13,516

Xstrata Finance Canada, Ltd. 144A company guaranty
sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	305,000	332,711

		8,033,408
Capital goods (0.9%)
B/E Aerospace, Inc. sr. unsec. unsub. notes
5 1/4s, 2022	310,000	310,000

Ball Corp. company guaranty sr. unsec. notes 4s, 2023	76,000	70,110

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Capital goods cont.
Crown Americas LLC/Crown Americas Capital Corp.
IV 144A company guaranty sr. unsec. notes
4 1/2s, 2023	$34,000	$32,045

Delphi Corp. company guaranty sr. unsec. unsub.
notes 5s, 2023	553,000	566,825

Legrand France SA sr. unsec. unsub. debs 8 1/2s,
2025 (France)	458,000	582,496

Parker Hannifin Corp. sr. unsec. unsub. notes
Ser. MTN, 6 1/4s, 2038	205,000	251,745

Republic Services, Inc. company guaranty sr. unsec.
notes 5.7s, 2041	90,000	98,126

Republic Services, Inc. company guaranty sr. unsec.
notes 3.8s, 2018	110,000	116,171

Republic Services, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2019	210,000	237,680

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	485,000	486,313

United Technologies Corp. sr. unsec. unsub. notes
4 1/2s, 2042	155,000	152,846

United Technologies Corp. sr. unsec. unsub. notes
3.1s, 2022	95,000	93,844

		2,998,201
Communication services (3.0%)
American Tower Corp. sr. unsec. notes 7s, 2017 R	505,000	585,099

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	850,000	976,021

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	567,001

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045	442,000	384,553

CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849s, 2023	100,000	94,296

CenturyLink, Inc. sr. unsec. debs. notes Ser. G,
6 7/8s, 2028	450,000	438,750

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2035	205,000	248,081

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	40,000	43,564

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	635,000	682,836

France Telecom sr. unsec. unsub. notes 4 1/8s,
2021 (France)	76,000	76,770

Frontier Communications Corp. sr. unsec. notes
8 1/2s, 2020	275,000	303,188

NBCUniversal Media, LLC sr. unsec. unsub. notes
6.4s, 2040	325,000	388,672

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	633,000	707,805

Rogers Communications, Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	355,151

Rogers Communications, Inc. company guaranty
sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	95,000	87,438

SBA Tower Trust 144A company guaranty sr. notes
5.101s, 2017	950,000	1,045,738

SBA Tower Trust 144A notes 2.933s, 2017	175,000	175,950

SES 144A company guaranty sr. unsec. notes 5.3s,
2043 (France)	245,000	241,382

TCI Communications, Inc. company guaranty
sr. unsec. unsub. debs. 7 7/8s, 2026	555,000	734,534

Telecom Italia Capital SA company guaranty
sr. unsec. unsub. notes 6.175s, 2014 (Italy)	49,000	50,715

Telefonica Emisiones SAU company guaranty
sr. unsec. notes 5.462s, 2021 (Spain)	465,000	479,389

Telefonica Emisiones SAU company guaranty
sr. unsec. unsub. notes 6.221s, 2017 (Spain)	140,000	152,671

Telefonica Emisiones SAU company guaranty
sr. unsec. unsub. notes 3.192s, 2018 (Spain)	285,000	276,053

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Communication services cont.
Time Warner Cable, Inc. company guaranty
sr. notes 7.3s, 2038	$575,000	$628,462

Time Warner Cable, Inc. company guaranty
sr. unsec. notes 6 3/4s, 2018	40,000	46,514

Time Warner Cable, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2039	125,000	127,511

Verizon New Jersey, Inc. company
guaranty sr. unsec. unsub. bonds 8s, 2022	40,000	49,755

Verizon Pennsylvania, Inc. company
guaranty sr. unsec. bonds 8.35s, 2030	405,000	518,063

		10,465,962
Consumer cyclicals (2.7%)
ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042	260,000	220,727

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022	365,000	335,635

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	210,000	234,150

CBS Corp. company guaranty sr. unsec.
debs. notes 7 7/8s, 2030	520,000	662,548

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	385,000	409,063

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	124,000	129,439

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	475,000	534,564

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	270,000	286,541

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	48,000	50,208

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	485,000	571,437

Ford Motor Credit Co., LLC sr. unsec. notes
4.207s, 2016	350,000	365,627

Ford Motor Credit Co., LLC sr. unsec. unsub. notes
5 7/8s, 2021	245,000	267,111

General Motors Financial Co., Inc. 144A
sr. unsec. notes 3 1/4s, 2018	175,000	170,188

General Motors Financial Co., Inc. 144A
sr. unsec. notes 2 3/4s, 2016	250,000	245,938

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s,
2040 (Mexico)	180,000	198,494

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)	320,000	361,722

Historic TW, Inc. company guaranty sr. unsec. unsub.
bonds 9.15s, 2023	325,000	441,272

Host Hotels & Resorts LP sr. unsec. unsub. notes
6s, 2021 R	78,000	84,538

Host Hotels & Resorts LP sr. unsec. unsub. notes
5 1/4s, 2022 R	37,000	38,331

Hyatt Hotels Corp. sr. unsec. unsub. notes
3 3/8s, 2023	175,000	163,529

L Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021	275,000	298,375

L Brands, Inc. sr. notes 5 5/8s, 2022	125,000	126,563

Macy’s Retail Holdings, Inc. company guaranty
sr. unsec. notes 6.9s, 2029	75,000	87,635

Macy’s Retail Holdings, Inc. company guaranty
sr. unsec. notes 6.65s, 2024	105,000	124,077

Macy’s Retail Holdings, Inc. company guaranty
sr. unsec. notes 5 1/8s, 2042	70,000	68,009

Macy’s Retail Holdings, Inc. company guaranty
sr. unsec. notes 3 7/8s, 2022	105,000	105,263

Marriott International, Inc. sr. unsec. unsub
notes 3s, 2019	160,000	162,198

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
News America Holdings, Inc. company
guaranty sr. unsec. debs. 7 3/4s, 2024	$420,000	$504,264

News America Holdings, Inc. debs. 7 3/4s, 2045	230,000	298,194

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	90,000	88,091

O’Reilly Automotive, Inc. company
guaranty sr. unsec. unsub. notes 3.85s, 2023	170,000	165,469

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	44,000	54,120

Time Warner Entertainment Co., LP company
guaranty sr. unsec. bonds 8 3/8s, 2033	40,000	47,145

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	135,000	168,153

Time Warner, Inc. company guaranty sr. unsec.
bonds 7.7s, 2032	460,000	584,855

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	40,000	42,717

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023	270,000	250,195

Toyota Motor Credit Corp. sr. unsec.
unsub. notes 3.3s, 2022	410,000	405,486

		9,351,871
Consumer staples (2.3%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	48,000	63,812

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	194,000	256,933

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85s, 2022	510,000	469,663

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	396,000	580,852

Bacardi, Ltd. 144A unsec. notes 4 1/2s,
2021 (Bermuda)	470,000	501,581

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	345,000	454,644

Corrections Corp. of America 144A sr. unsec.
notes 4 1/8s, 2020 R	75,000	73,313

Costco Wholesale Corp. sr. unsec.
unsub. notes 1.7s, 2019	95,000	91,346

CVS Pass-Through Trust 144A company
guaranty sr. notes 7.507s, 2032	744,393	917,356

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037	750,000	797,486

Delhaize Group company guaranty sr. unsec.
notes 5.7s, 2040 (Belgium)	140,000	132,999

Delhaize Group company guaranty sr. unsec.
notes 4 1/8s, 2019 (Belgium)	245,000	252,375

Kerry Group Financial Services 144A company
guaranty sr. unsec. notes 3.2s, 2023 (Ireland)	387,000	356,878

Kraft Foods Group, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040	411,000	488,855

Kraft Foods Group, Inc. sr. unsec.
unsub. notes 5s, 2042	550,000	556,981

Kroger Co. (The) company guaranty sr. unsec.
unsub. notes 6.4s, 2017	200,000	230,812

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	278,242

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	345,000	434,365

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	171,346

SABMiller Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.95s, 2042	200,000	198,875

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. notes 6.6s, 2016	235,000	265,441

WPP Finance UK company guaranty sr. unsec.
notes 8s, 2014 (United Kingdom)	555,000	598,962

		8,173,117

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Energy (2.2%)
Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021	$197,000	$199,955

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	565,000	704,382

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 4.742s, 2021 (United Kingdom)	605,000	658,296

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 4 1/2s, 2020 (United Kingdom)	185,000	200,704

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s,
2042 (Canada)	95,000	85,939

Continental Resources, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 1/2s, 2023	120,000	116,700

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	310,000	329,122

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	181,342

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	100,000	119,865

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	185,000	230,987

Lukoil International Finance B.V. 144A company
guaranty sr. unsec. notes 4.563s, 2023 (Russia)	280,000	260,498

Motiva Enterprises, LLC 144A sr. unsec. notes
6.85s, 2040	150,000	188,015

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	360,000	365,326

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	215,000	214,798

Petrobras International Finance Co. company
guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	828,873

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 7 1/4s, 2018	245,000	267,295

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 3/4s, 2022	341,000	361,384

Pride International, Inc. sr. unsec.
notes 7 7/8s, 2040	130,000	177,928

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	522,500

Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	58,258

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	408,323

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	225,000	229,955

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	430,000	457,080

Weatherford Bermuda company guaranty sr. unsec.
notes 9 5/8s, 2019 (Bermuda)	210,000	265,486

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	95,000	99,535

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	115,000	128,463

Weatherford International, Ltd. company
guaranty notes 6 1/2s, 2036 (Bermuda)	90,000	91,104

		7,752,113
Financials (12.6%)
ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s,
2017 (Netherlands)	200,000	213,228

Aflac, Inc. sr. unsec. notes 6.9s, 2039	460,000	566,555

Aflac, Inc. sr. unsec. notes 6.45s, 2040	320,000	375,849

American Express Co. sr. unsec. notes 7s, 2018	570,000	685,756

American Express Co. sr. unsec. notes 2.65s, 2022	273,000	252,066

American International Group, Inc. jr. sub. FRB
bonds 8.175s, 2068	266,000	324,520

Aon PLC company guaranty sr. unsec.
unsub. notes 4 1/4s, 2042	1,065,000	923,831

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Financials cont.
Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	$52,000	$61,584

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	485,000	507,675

AXA SA 144A jr. unsec. sub. FRN notes 6.463s,
perpetual maturity (France)	140,000	137,025

AXA SA 144A jr. unsec. sub. FRN notes 6.379s,
2049 (France)	400,000	389,000

Banco del Estado de Chile 144A sr. unsec.
notes 2s, 2017 (Chile)	150,000	143,037

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)	635,000	620,775

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	160,000	177,820

Bank of America Corp. sr. unsec.
unsub. notes 6 1/2s, 2016	420,000	473,527

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	525,000	665,800

Barclays Bank PLC 144A unsec. sub. notes 6.05s,
2017 (United Kingdom)	700,000	757,204

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	521,002

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	715,000	851,380

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.3s, 2043	545,000	490,827

BNP Paribas SA 144A jr. unsec. sub. FRN
notes 7.195s, 2049 (France)	100,000	96,750

BNP Paribas SA 144A jr. unsec. sub. FRN
notes 5.186s, perpetual maturity (France)	202,000	191,900

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	965,000	1,017,405

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	120,000	151,203

Citigroup, Inc. sr. unsec. sub. FRN notes 0.544s, 2016	812,000	780,652

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	255,000	287,007

CNA Financial Corp. unsec. notes 6 1/2s, 2016	350,000	396,506

Commonwealth Bank of Australia 144A sr. unsec.
notes 5s, 2019 (Australia)	75,000	83,927

Commonwealth Bank of Australia 144A sr. unsec.
notes 3 3/4s, 2014 (Australia)	40,000	41,513

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	525,000	640,373

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	185,000	212,737

EPR Properties unsec. notes 5 1/4s, 2023 R	300,000	291,546

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	360,000	376,471

GATX Financial Corp. notes 5.8s, 2016	235,000	258,961

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	565,000	585,481

General Electric Capital Corp. sr. unsec. FRN notes
Ser. MTN, 0.475s, 2016	100,000	98,999

General Electric Capital Corp. sr. unsec.
unsub. notes 3.15s, 2022	81,000	76,539

General Electric Capital Corp. unsec.
sub. notes 5.3s, 2021	880,000	965,334

Genworth Financial, Inc. sr. unsec.
unsub. notes 7 5/8s, 2021	290,000	337,003

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	40,000	47,318

Goldman Sachs Group, Inc. (The) sr. unsec. notes
6.15s, 2018	230,000	259,173

Goldman Sachs Group, Inc. (The) sub. notes
6 3/4s, 2037	454,000	463,798

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB bonds 8 1/8s, 2038	400,000	445,000

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6 5/8s, 2040	321,000	381,557

10 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Financials cont.
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	$635,000	$672,362

Health Care REIT, Inc. sr. unsec. unsub. notes
3 3/4s, 2023 R	235,000	222,654

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	410,000	448,166

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035	1,300,000	1,307,150

HSBC USA Capital Trust I 144A jr. bank
guaranty unsec. notes 7.808s, 2026	310,000	315,038

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 7 3/4s, 2016	350,000	361,375

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	260,000	267,800

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	108,000	109,620

JPMorgan Chase & Co. jr. unsec. sub. FRN
notes 7.9s, perpetual maturity	156,000	176,280

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	405,000	461,332

JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. FRN notes 1.275s, 2047	2,137,000	1,624,120

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN
notes 8s, perpetual maturity (United Kingdom)	764,000	772,595

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. FRN notes 7s, 2037	220,000	222,200

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	540,000	566,341

Lloyds TSB Bank PLC company guaranty sr. unsec.
sub. notes Ser. MTN, 6 1/2s, 2020
(United Kingdom)	845,000	900,869

Loews Corp. notes 5 1/4s, 2016	210,000	230,263

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s,
2021 (Australia)	545,000	576,670

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	755,000	1,106,450

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	125,000	143,865

MetLife Capital Trust IV 144A jr. sub. debs.
7 7/8s, 2037	1,500,000	1,786,361

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	86,913

Metropolitan Life Global Funding I 144A
notes 3.65s, 2018	130,000	138,877

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	445,000	491,235

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	355,000	376,300

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	260,000	275,965

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	255,518

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	507,419

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	42,000	44,270

Progressive Corp. (The) jr. unsec. sub. FRN
notes 6.7s, 2037	840,000	907,200

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5 5/8s, 2043	149,000	145,275

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5.2s, 2044	226,000	213,570

Prudential Financial, Inc. sr. unsec.
notes 6 5/8s, 2040	270,000	321,592

Rabobank Nederland 144A jr. unsec. sub. FRN
notes 11s, perpetual maturity (Netherlands)	175,000	224,438

Rayonier, Inc. company guaranty sr. unsec.
unsub. notes 3 3/4s, 2022 R	125,000	122,526

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Financials cont.
RBS Capital Trust III bank guaranty jr. unsec.
sub. notes 5.512s, perpetual maturity
(United Kingdom)	$241,000	$175,930

Royal Bank of Scotland PLC (The) bank
guaranty sr. unsec. unsub. notes 5 5/8s, 2020
(United Kingdom)	150,000	162,694

Royal Bank of Scotland PLC (The) sr. sub. FRN
notes 9 1/2s, 2022 (United Kingdom)	515,000	569,631

Royal Bank of Scotland PLC (The) unsec.
sub. notes 6.1s, 2023 (United Kingdom)	530,000	496,813

Santander Issuances S.A. Unipersonal 144A bank
guaranty unsec. sub. notes 5.911s, 2016 (Spain)	800,000	849,686

SL Green Realty Corp./SL Green Operating
Partnership /Reckson Operating Partnership
sr. unsec. notes 5s, 2018 R	185,000	198,554

Standard Chartered PLC 144A jr. sub. FRB
bonds 7.014s, 2049 (United Kingdom)	600,000	606,000

State Street Capital Trust IV company
guaranty jr. unsec. sub. FRB bonds 1.273s, 2037	1,525,000	1,254,463

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R	240,000	281,421

TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 5.6s, 2019	385,000	447,542

Teachers Insurance & Annuity Association
of America 144A notes 6.85s, 2039	239,000	291,877

Travelers Property Casuality Corp. sr. unsec.
unsub. bonds 7 3/4s, 2026	255,000	339,358

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	1,110,000	1,356,351

WEA Finance, LLC 144A company
guaranty sr. notes 7 1/8s, 2018	935,000	1,109,618

Wells Fargo Bank NA unsec. sub. FRN notes 0.484s, 2016	400,000	393,208

Westpac Capital Trust III 144A unsec. sub. FRN
notes 5.819s, perpetual maturity	645,000	641,775

Willis Group Holdings, Ltd. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021	410,000	443,891

Willis Group North America, Inc. company
guaranty notes 6.2s, 2017	245,000	272,843

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	218,000	233,805

		44,133,683
Health care (0.9%)
Actavis, Inc. sr. unsec. notes 4 5/8s, 2042	175,000	153,308

Actavis, Inc. sr. unsec. notes 3 1/4s, 2022	140,000	130,605

Actavis, Inc. sr. unsec. notes 1 7/8s, 2017	35,000	34,074

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	923,441

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	195,000	207,897

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	420,000	467,155

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	90,000	93,600

Fresenius Medical Care US Finance, Inc. 144A
company guaranty sr. notes 5 3/4s, 2021	277,000	290,850

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018	100,000	98,592

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	97,000	102,777

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	165,000	157,840

WellPoint, Inc. notes 7s, 2019	405,000	489,171

		3,149,310
Technology (0.5%)
Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	485,000	430,599

Brocade Communications Systems, Inc. company
guaranty sr. notes 6 7/8s, 2020	155,000	165,463

Fidelity National Information Services, Inc.
company guaranty sr. unsec. unsub. notes 5s, 2022	281,000	282,756

Putnam VT Income Fund 11

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Technology cont.
Softbank Corp. 144A sr. unsec. notes 4 1/2s,
2020 (Japan)	$220,000	$211,428

Xerox Corp. sr. unsec. notes 6.35s, 2018	445,000	510,006

		1,600,252
Transportation (0.5%)
Burlington Northern Santa Fe Corp. sr. unsec.
notes 5 3/4s, 2018	160,000	183,662

Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	153,421	163,394

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	95,000	91,249

Delta Air Lines, Inc. pass-through certificates
6.2s, 2018	100,570	108,112

Kansas City Southern de Mexico SA de CV 144A
sr. unsec. notes 2.35s, 2020 (Mexico)	41,000	39,185

Kansas City Southern Railway 144A sr. unsec.
notes 4.3s, 2043	74,000	66,501

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	210,000	230,773

Southwest Airlines Co. pass-through certificates
Ser. 07-1, 6.15s, 2022	275,966	321,500

Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	308,085

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	213,890	223,515

		1,735,976
Utilities and power (4.8%)
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	279,025

Arizona Public Services Co. sr. unsec.
notes 4 1/2s, 2042	110,000	106,548

Beaver Valley Funding Corp. sr. bonds 9s, 2017	83,000	84,253

Boardwalk Pipelines LP company
guaranty sr. unsec. notes 5 7/8s, 2016	680,000	764,193

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	827,328	910,060

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	610,000	787,006

Commonwealth Edison Co. 1st mtge. sec.
bonds 5 7/8s, 2033	195,000	231,424

Consolidated Edison Co. of New York sr. unsec.
unsub. notes 4.2s, 2042	205,000	195,863

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	75,000	87,209

Duke Energy Carolinas, LLC sr. mtge.
notes 4 1/4s, 2041	215,000	203,785

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)	630,000	648,900

El Paso Natural Gas Co. sr. unsec.
unsub. bonds 8 3/8s, 2032	380,000	502,863

El Paso Pipeline Partners Operating Co., LP
company guaranty sr. unsec. notes 6 1/2s, 2020	230,000	266,327

Electricite de France SA 144A sr. unsec.
notes 6.95s, 2039 (France)	415,000	509,781

Electricite de France SA 144A unsec. sub. FRN
notes 5 1/4s, perpetual maturity (France)	999,000	941,558

Enel Finance International SA 144A company
guaranty sr. unsec. notes 5 1/8s, 2019
(Netherlands)	280,000	290,789

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	285,000	302,333

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	145,000	152,996

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	330,000	311,007

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Utilities and power cont.
FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	$58,000	$53,889

Iberdrola International BV company guaranty
sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	170,000	176,339

ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	502,286

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	158,362

Kansas Gas and Electric Co. bonds 5.647s, 2021	165,848	173,263

Korea Gas Corp. 144A sr. unsec.
unsub. notes 6 1/4s, 2042 (South Korea)	345,000	382,730

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	555,888

MidAmerican Energy Holdings Co. sr. unsec.
bonds 6 1/2s, 2037	185,000	219,683

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	175,000	217,026

Narragansett Electric Co./The 144A sr. unsec.
notes 4.17s, 2042	360,000	325,116

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022	161,000	199,853

Oncore Electric Delivery Co., LLC 144A
sr. notes 4.55s, 2041	165,000	156,501

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	186,934

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	265,000	300,196

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	249,452

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	450,000	501,871

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.4s, 2023	10,000	9,475

PPL WEM Holdings PLC 144A sr. unsec.
notes 5 3/8s, 2021 (United Kingdom)	945,000	1,036,312

Puget Sound Energy, Inc. jr. sub. FRN
notes Ser. A, 6.974s, 2067	610,000	631,350

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6.572s, 2017	105,000	122,371

Texas-New Mexico Power Co. 144A 1st mtge.
bonds Ser. A, 9 1/2s, 2019	415,000	549,471

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN
notes 6.35s, 2067 (Canada)	915,000	954,199

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	452,478

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	40,000	37,985

Wisconsin Energy Corp. jr. unsec. sub. FRN
notes 6 1/4s, 2067	815,000	863,900

		16,592,850

Total corporate bonds and notes (cost $107,791,116)		$113,986,743

MUNICIPAL BONDS AND NOTES (0.5%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34	$350,000	$454,048

IL State G.O. Bonds
4.421s, 1/1/15	165,000	172,046
4.071s, 1/1/14	490,000	497,477

North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	285,000	336,083

OH State U. Rev. Bonds (Build America Bonds),
4.91s, 6/1/40	255,000	250,502

Total municipal bonds and notes (cost $1,547,368)		$1,710,156

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.1%)*	Principal amount	Value

Korea Development Bank sr. unsec.
unsub. notes 4s, 2016 (South Korea)	$400,000	$421,535

Total foreign government and agency bonds
and notes (cost $398,816)		$421,535

12 Putnam VT Income Fund

SENIOR LOANS (—%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.443s, 2018	$49,860	$43,976

SunGard Data Systems, Inc. bank term loan FRN
1.953s, 2014	1,242	1,239

Total senior loans (cost $49,173)		$45,215

SHORT-TERM INVESTMENTS (6.9%)*	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield
of 0.15%, February 6, 2014 # ## §	$298,000	$297,850

U.S. Treasury Bills with an effective yield
of 0.13%, October 17, 2013 # ## §	2,633,000	2,632,584

U.S. Treasury Bills with effective yields ranging
from 0.09% to 0.10%, April 30, 2014 # ## §	1,302,000	1,300,902

Putnam Short Term Investment Fund 0.03% L	14,910,062	14,910,062

SSgA Prime Money Market Fund 0.03% P	5,040,000	5,040,000

Total short-term investments (cost $24,180,790)		$24,181,398

Total investments (cost $412,382,071)		$427,288,530

Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2013 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $348,751,437.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

∆ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $183,425,144 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/13	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr
(Long)	77	$10,459,969	Sep-13	$(136,271)

U.S. Treasury Bond Ultra
30 yr (Long)	43	6,334,438	Sep-13	(226,840)

U.S. Treasury Bond Ultra
30 yr (Short)	8	1,178,500	Sep-13	42,172

U.S. Treasury Note 2 yr
(Long)	2	440,000	Sep-13	(566)

U.S. Treasury Note 5 yr
(Long)	242	29,293,344	Sep-13	(338,882)

U.S. Treasury Note 10 yr
(Long)	602	76,190,625	Sep-13	(1,312,393)

U.S. Treasury Note 10 yr
(Short)	18	2,278,125	Sep-13	48,622

Total				$(1,924,158)

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/13 (proceeds receivable	Principal	Settlement
$36,816,953) (Unaudited)	amount	date	Value

Federal National Mortgage Association, 4s,
July 1, 2043	$5,000,000	7/15/13	$5,210,547

Federal National Mortgage Association,
3 1/2s, July 1, 2043	9,000,000	7/15/13	9,140,625

Federal National Mortgage Association, 3s,
July 1, 2043	22,000,000	7/15/13	21,511,875

Total			$35,863,047

Putnam VT Income Fund 13

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$37,504,800 E	$(354,562)	9/18/23	2.20%	3 month	$1,634,319
				USD-LIBOR-BBA

25,865,400 E	510,954	9/18/23	3 month USD-LIBOR-BBA	2.20%	(860,688)

Barclays Bank PLC
60,413,000 E	122,034	9/18/15	3 month USD-LIBOR-BBA	0.45%	(50,143)

47,365,000 E	8,950	9/18/15	0.45%	3 month	143,941
				USD-LIBOR-BBA

1,353,000 E	2,315	9/18/23	3 month USD-LIBOR-BBA	2.20%	(69,434)

2,694,000 E	8,201	9/18/43	3.15%	3 month	181,668
				USD-LIBOR-BBA

272,000 E	104	9/18/18	1.15%	3 month	7,288
				USD-LIBOR-BBA

2,614,000 E	(53,064)	9/18/23	2.20%	3 month	85,556
				USD-LIBOR-BBA

Citibank, N.A.
5,132,000 E	(54,845)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(385,294)

20,084,000 E	3,223	9/18/15	0.45%	3 month	60,462
				USD-LIBOR-BBA

1,072,000 E	(1,562)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(29,874)

2,391,000 E	6,103	9/18/23	2.20%	3 month	132,898
				USD-LIBOR-BBA

Credit Suisse International
1,650,000	396	6/19/15	0.40%	3 month	3,676
				USD-LIBOR-BBA

66,749,000 E	31,635	9/18/18	1.15%	3 month	1,794,477
				USD-LIBOR-BBA

2,973,000 E	5,262	9/18/15	3 month USD-LIBOR-BBA	0.45%	(3,211)

45,624,200 E	216,869	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,202,583)

26,538,000 E	(6,166)	9/18/15	0.45%	3 month	69,467
				USD-LIBOR-BBA

2,044,000 E	15,059	9/18/43	3.15%	3 month	146,672
				USD-LIBOR-BBA

Deutsche Bank AG
9,717,000 E	7,024	9/18/18	1.15%	3 month	263,650
				USD-LIBOR-BBA

9,943,000 E	(974)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(29,312)

18,470,000 E	(8,614)	9/18/23	2.20%	3 month	970,850
				USD-LIBOR-BBA

694,000 E	2,420	9/18/43	3.15%	3 month	47,106
				USD-LIBOR-BBA

Goldman Sachs International
18,319,000 E	(213,050)	9/18/18	1.15%	3 month	270,755
				USD-LIBOR-BBA

7,739,000 E	37,255	9/18/43	3 month USD-LIBOR-BBA	3.15%	(461,059)

30,107,500 E	(161,189)	9/18/23	2.20%	3 month	1,435,411
				USD-LIBOR-BBA

2,049,000 E	(60,200)	9/18/43	3.15%	3 month	71,735
				USD-LIBOR-BBA

25,042,000 E	48,274	9/18/18	3 month USD-LIBOR-BBA	1.15%	(613,085)

19,235,500 E	387,109	9/18/23	3 month USD-LIBOR-BBA	2.20%	(632,950)

30,168,000 E	(2,753)	9/18/15	0.45%	3 month	83,226
				USD-LIBOR-BBA

14 Putnam VT Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
$60,167,600 E	$(807,307)	9/18/23	2.20%	3 month	$2,383,380
				USD-LIBOR-BBA

14,983,300 E	330,644	9/18/23	3 month USD-LIBOR-BBA	2.20%	(463,921)

11,006,000 E	(2,657)	9/18/15	0.45%	3 month	28,710
				USD-LIBOR-BBA

Royal Bank of Scotland PLC (The)
2,136,000	(28,300)	6/19/23	2.00%	3 month	104,611
				USD-LIBOR-BBA

Total					$4,118,304

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$7,303,000 E	$(120,456)	9/18/23	2.20%	3 month	$266,822
				USD-LIBOR-BBA

20,633,100 E	564,635	9/18/23	3 month USD-LIBOR-BBA	2.20%	(529,536)

7,270,300	(96)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(212,165)

29,081,300	73,773	7/2/23	3 month USD-LIBOR-BBA	2.58%	(233,616)

942,000 E	(3,327)	9/18/15	0.45%	3 month	(643)
				USD-LIBOR-BBA

16,152,000 E	868,846	9/18/23	3 month USD-LIBOR-BBA	2.20%	12,306

2,466,000 E	(102,323)	9/18/23	2.20%	3 month	28,449
				USD-LIBOR-BBA

6,985,000 E	18,429	9/18/15	3 month USD-LIBOR-BBA	0.45%	(1,479)

10,601,400 E	407,829	9/18/23	3 month USD-LIBOR-BBA	2.20%	(154,364)

11,032,000 E	(510,819)	9/18/23	2.20%	3 month	74,207
				USD-LIBOR-BBA

6,419,000 E	(23,091)	9/18/15	0.45%	3 month	(4,797)
				USD-LIBOR-BBA

10,342,000 E	(264,348)	9/18/23	2.20%	3 month	284,089
				USD-LIBOR-BBA

4,287,000 E	5,088	9/18/15	3 month USD-LIBOR-BBA	0.45%	(7,130)

Total					$(477,857)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$457,110	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$9,170
				30 year Fannie Mae pools

790,623	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	20,394
				30 year Fannie Mae pools

Barclays Bank PLC
1,428,876	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,965)
				30 year Fannie Mae pools

1,172,054	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(6,500)
				30 year Fannie Mae pools

714,435	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	12,211
				30 year Fannie Mae pools

3,233,817	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,236)
				30 year Fannie Mae pools

Putnam VT Income Fund 15

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$2,358,606	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$2,648
				30 year Fannie Mae pools

2,045,909	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,976
				30 year Fannie Mae pools

832,613	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	16,704
				30 year Fannie Mae pools

1,547,348	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	31,042
				30 year Fannie Mae pools

1,137,723	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(25,137)
				30 year Fannie Mae pools

8,588,023	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	172,288
				30 year Fannie Mae pools

8,450,551	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(29,362)
				30 year Fannie Mae pools

4,228,436	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,083
				30 year Fannie Mae pools

240,309	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	(2,372)
				30 year Fannie Mae pools

1,051,301	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	21,091
				30 year Fannie Mae pools

557,620	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	538
				30 year Fannie Mae pools

2,396,418	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	61,816
				30 year Fannie Mae pools

863,650	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	13,115
				30 year Fannie Mae pools

7,235,247	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(25,140)
				30 year Fannie Mae pools

6,734,382	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	6,503
				30 year Fannie Mae pools

1,999,288	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	(19,734)
				30 year Fannie Mae pools

138,474	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,598
				30 year Fannie Mae pools

759,655	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,639)
				30 year Fannie Mae pools

359,108	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	347
				30 year Fannie Mae pools

273,913	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	479
				30 year Ginnie Mae II pools

3,903,343	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,770
				30 year Fannie Mae pools

3,053,814	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(10,611)
				30 year Fannie Mae pools

1,975,656	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	39,635
				30 year Fannie Mae pools

274,160	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	5,500
				30 year Fannie Mae pools

358,702	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	403
				30 year Fannie Mae pools

2,128,918	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(11,806)
				30 year Fannie Mae pools

9,239,771	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	8,923
				30 year Fannie Mae pools

1,366,170	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,319
				30 year Fannie Mae pools

245,763	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	276
				30 year Fannie Mae pools

16 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$796,541	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$894
				30 year Fannie Mae pools

577,423	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	648
				30 year Fannie Mae pools

252,246	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	175
				30 year Fannie Mae pools

259,151	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(900)
				30 year Fannie Mae pools

7,235,970	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(25,142)
				30 year Fannie Mae pools

8,758,903	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	6,079
				30 year Fannie Mae pools

5,168,550	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50%	17,959
				30 year Fannie Mae pools

6,256,426	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00%	(4,342)
				30 year Fannie Mae pools

1,419,336	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(28,474)
				30 year Fannie Mae pools

1,133,419	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(6,885)
				30 year Fannie Mae pools

566,634	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(3,442)
				30 year Fannie Mae pools

566,634	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(3,442)
				30 year Fannie Mae pools

790,623	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	20,394
				30 year Fannie Mae pools

1,137,332	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(6,909)
				30 year Fannie Mae pools

2,953,721	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(17,943)
				30 year Fannie Mae pools

1,137,332	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(6,909)
				30 year Fannie Mae pools

344,377	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,197)
				30 year Fannie Mae pools

789,591	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	763
				30 year Ginnie Mae II pools

2,297,632	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(7,983)
				30 year Fannie Mae pools

674,885	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	17,409
				30 year Fannie Mae pools

1,409,052	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	16,263
				30 year Fannie Mae pools

2,062,064	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(41,368)
				30 year Fannie Mae pools

2,270,750	(5,145)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(18,939)
				30 year Fannie Mae pools

1,291,269	605	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(724)
				30 year Fannie Mae pools

Citibank, N.A.
2,149,069	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,075
				30 year Fannie Mae pools

3,761,707	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,633
				30 year Fannie Mae pools

1,993,592	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(51,425)
				30 year Fannie Mae pools

1,313,409	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50%	(15,741)
				30 year Fannie Mae pools

Putnam VT Income Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International
$174,950	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$3,510
				30 year Fannie Mae pools

1,775,783	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(54,886)
				30 year Fannie Mae pools

456,577	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	9,160
				30 year Fannie Mae pools

3,759,827	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(75,428)
				30 year Fannie Mae pools

610,754	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	15,754
				30 year Fannie Mae pools

790,623	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	20,394
				30 year Fannie Mae pools

674,885	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	17,409
				30 year Fannie Mae pools

2,101,535	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	42,160
				30 year Fannie Mae pools

3,771,562	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(75,663)
				30 year Fannie Mae pools

2,495,706	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(50,068)
				30 year Fannie Mae pools

Goldman Sachs International
1,108,373	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	22,236
				30 year Fannie Mae pools

502,096	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	5,795
				30 year Fannie Mae pools

1,759,506	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	20,308
				30 year Fannie Mae pools

1,357,396	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	15,667
				30 year Fannie Mae pools

553,455	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	8,405
				30 year Fannie Mae pools

5,028,506	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	76,361
				30 year Fannie Mae pools

809,144	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	16,233
				30 year Fannie Mae pools

1,704,956	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	19,678
				30 year Fannie Mae pools

176,550	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	3,542
				30 year Fannie Mae pools

865,683	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	17,367
				30 year Fannie Mae pools

864,274	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	22,294
				30 year Fannie Mae pools

1,772,398	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	30,293
				30 year Fannie Mae pools

1,772,398	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	30,293
				30 year Fannie Mae pools

197,352	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	3,959
				30 year Fannie Mae pools

1,810,215	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	46,695
				30 year Fannie Mae pools

668,372	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	17,241
				30 year Fannie Mae pools

1,253,454	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	25,146
				30 year Fannie Mae pools

2,518,583	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(8,751)
				30 year Fannie Mae pools

18 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$946,169	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	$(3,288)
				30 year Fannie Mae pools

2,948,549	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	59,152
				30 year Fannie Mae pools

3,047,755	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	78,617
				30 year Fannie Mae pools

905,358	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	23,354
				30 year Fannie Mae pools

304,563	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	6,110
				30 year Fannie Mae pools

619,770	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	9,412
				30 year Fannie Mae pools

1,008,366	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	15,313
				30 year Fannie Mae pools

1,548,415	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	31,064
				30 year Fannie Mae pools

105,194	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,214
				30 year Fannie Mae pools

962,976	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	24,840
				30 year Fannie Mae pools

3,342,258	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	73,845
				30 year Fannie Mae pools

1,059,962	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	16,096
				30 year Fannie Mae pools

633,095	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	9,614
				30 year Fannie Mae pools

2,119,769	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	32,190
				30 year Fannie Mae pools

446,677	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	5,155
				30 year Fannie Mae pools

419,240	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	8,411
				30 year Fannie Mae pools

1,357,974	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,718)
				30 year Fannie Mae pools

1,622,022	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	32,540
				30 year Fannie Mae pools

3,450,282	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,988)
				30 year Fannie Mae pools

1,629,569	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,662)
				30 year Fannie Mae pools

233,106	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	2,690
				30 year Fannie Mae pools

883,818	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	17,731
				30 year Fannie Mae pools

556,502	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	6,423
				30 year Fannie Mae pools

127,911	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(444)
				30 year Fannie Mae pools

341,194	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,186)
				30 year Fannie Mae pools

540,151	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	6,234
				30 year Fannie Mae pools

1,080,302	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	12,468
				30 year Fannie Mae pools

731,729	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	8,445
				30 year Fannie Mae pools

426,174	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	8,550
				30 year Fannie Mae pools

Putnam VT Income Fund 19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$289,393	$—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	$3,340
				30 year Fannie Mae pools

777,141	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	15,591
				30 year Fannie Mae pools

1,928,367	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	22,256
				30 year Fannie Mae pools

1,486,233	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	25,402
				30 year Fannie Mae pools

1,451,873	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(29,127)
				30 year Fannie Mae pools

3,394,459	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(68,098)
				30 year Fannie Mae pools

681,932	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(13,681)
				30 year Fannie Mae pools

681,932	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(13,681)
				30 year Fannie Mae pools

3,579,543	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(71,811)
				30 year Fannie Mae pools

1,313,409	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	15,741
				30 year Fannie Mae pools

3,576,891	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	(41,283)
				30 year Fannie Mae pools

3,502,786	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	53,192
				30 year Fannie Mae pools

963,292	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	19,325
				30 year Fannie Mae pools

956,463	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	24,672
				30 year Fannie Mae pools

2,168,074	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	37,056
				30 year Fannie Mae pools

790,623	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	20,394
				30 year Fannie Mae pools

1,691,896	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	33,942
				30 year Fannie Mae pools

1,350,271	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	34,830
				30 year Fannie Mae pools

2,810,268	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(72,491)
				30 year Fannie Mae pools

548,626	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(14,152)
				30 year Fannie Mae pools

843,814	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(16,928)
				30 year Fannie Mae pools

843,281	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(16,918)
				30 year Fannie Mae pools

2,303,227	71,617	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	16,205
				30 year Fannie Mae pools

JPMorgan Chase Bank N.A.
1,405,885	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	36,265
				30 year Fannie Mae pools

Total					$818,181

20 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
					Fixed payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB Index	BBB–/P	$3,281	$48,000	5/11/63	300 bp	$(1,505)

CMBX NA BBB Index	BBB–/P	6,388	106,000	5/11/63	300 bp	(4,180)

CMBX NA BBB Index	BBB–/P	13,088	212,000	5/11/63	300 bp	(8,049)

CMBX NA BBB Index	BBB–/P	12,483	219,000	5/11/63	300 bp	(9,351)

Credit Suisse International
CMBX NA BBB Index	BBB–/P	793	27,000	5/11/63	300 bp	(1,899)

CMBX NA BBB Index	BBB–/P	1,703	89,000	5/11/63	300 bp	(7,170)

CMBX NA BBB Index	BBB–/P	822	106,000	5/11/63	300 bp	(9,746)

CMBX NA BBB Index	BBB–/P	13,078	107,000	5/11/63	300 bp	2,410

CMBX NA BBB Index	BBB–/P	10,475	108,000	5/11/63	300 bp	(292)

CMBX NA BBB Index	BBB–/P	13,770	173,000	5/11/63	300 bp	(3,478)

CMBX NA BBB Index	BBB–/P	13,884	174,000	5/11/63	300 bp	(3,464)

CMBX NA BBB Index	BBB–/P	11,512	175,000	5/11/63	300 bp	(5,935)

CMBX NA BBB Index	BBB–/P	13,627	176,000	5/11/63	300 bp	(3,920)

CMBX NA BBB Index	BBB–/P	5,416	178,000	5/11/63	300 bp	(12,331)

CMBX NA BBB Index	BBB–/P	3,136	178,000	5/11/63	300 bp	(14,610)

CMBX NA BBB Index	BBB–/P	2,888	188,000	5/11/63	300 bp	(15,855)

CMBX NA BBB Index	BBB–/P	2,473	213,000	5/11/63	300 bp	(18,763)

CMBX NA BBB Index	BBB–/P	15,589	214,000	5/11/63	300 bp	(5,747)

CMBX NA BBB Index	BBB–/P	24,292	215,000	5/11/63	300 bp	2,857

CMBX NA BBB Index	BBB–/P	20,951	216,000	5/11/63	300 bp	(584)

CMBX NA BBB Index	BBB–/P	23,758	310,000	5/11/63	300 bp	(7,149)

CMBX NA BBB Index	BBB–/P	18,139	442,000	5/11/63	300 bp	(25,930)

Goldman Sachs International
NA IG Series 20 Index	BBB+/P	(7,529)	1,370,000	6/20/18	100 bp	1,054

Total						$(153,637)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
					Fixed payments	Unrealized
		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

NA HY Series 20 Index	B+/P	$(666,947)	17,200,000	6/20/18	500 bp	$(130,001)

Total						$(130,001)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Putnam VT Income Fund 21

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$113,986,743	$—

Foreign government and agency bonds and notes	—	421,535

Mortgage-backed securities	—	146,934,958	—

Municipal bonds and notes	—	1,710,156	—

Senior loans	—	45,215	—

U.S. government and agency mortgage obligations	—	139,491,114	—

U.S. treasury obligations	—	517,411	—

Short-term investments	19,950,062	4,231,336	—

Totals by level	$19,950,062	$407,338,468	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(1,924,158)	$—	$—

TBA sale commitments	—	(35,863,047)	—

Interest rate swap contracts	—	2,737,719	—

Total return swap contracts	—	751,104	—

Credit default contracts	—	159,292	—

Totals by level	$(1,924,158)	$(32,214,932)	$—

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Income Fund

Statement of assets and liabilities
6/30/13 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $397,472,009)	$412,378,468

Affiliated issuers (identified cost $14,910,062) (Notes 1 and 6)	14,910,062

Cash	713,618

Interest and other receivables	2,303,745

Receivable for shares of the fund sold	16,748

Receivable for variation margin (Note 1)	40,980

Receivable for investments sold	786,612

Receivable for sales of delayed delivery securities (Note 1)	38,883,163

Unrealized appreciation on OTC swap contracts (Note 1)	11,785,879

Premium paid on OTC swap contracts (Note 1)	1,767,917

Total assets	483,587,192

Liabilities

Payable for investments purchased	364,473

Payable for purchases of delayed delivery securities (Note 1)	82,339,684

Payable for shares of the fund repurchased	366,142

Payable for compensation of Manager (Note 2)	116,711

Payable for custodian fees (Note 2)	22,980

Payable for investor servicing fees (Note 2)	29,546

Payable for Trustee compensation and expenses (Note 2)	170,459

Payable for administrative services (Note 2)	634

Payable for distribution fees (Note 2)	27,680

Payable for variation margin (Note 1)	983,155

Unrealized depreciation on OTC swap contracts (Note 1)	7,003,031

Premium received on OTC swap contracts (Note 1)	2,047,599

TBA sale commitments, at value (proceeds receivable $36,816,953) (Note 1)	35,863,047

Collateral on certain derivative contracts, at value (Note 1)	5,424,042

Other accrued expenses	76,572

Total liabilities	134,835,755

Net assets	$348,751,437

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$388,679,967

Undistributed net investment income (Note 1)	7,345,486

Accumulated net realized loss on investments (Note 1)	(65,385,213)

Net unrealized appreciation of investments	18,111,197

Total — Representing net assets applicable to capital shares outstanding	$348,751,437

Computation of net asset value Class IA

Net assets	$216,480,632

Number of shares outstanding	18,515,330

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.69

Computation of net asset value Class IB

Net assets	$132,270,805

Number of shares outstanding	11,401,763

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.60

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 23

Statement of operations
Six months ended 6/30/13 (Unaudited)

Investment income

Interest (including interest income of $10,779 from investments in affiliated issuers) (Note 6)	$9,509,029

Total investment income	9,509,029

Expenses

Compensation of Manager (Note 2)	739,099

Investor servicing fees (Note 2)	185,674

Custodian fees (Note 2)	29,059

Trustee compensation and expenses (Note 2)	16,375

Distribution fees (Note 2)	175,618

Administrative services (Note 2)	4,219

Other	108,968

Total expenses	1,259,012

Expense reduction (Note 2)	(49)

Net expenses	1,258,963

Net investment income	8,250,066

Net realized gain on investments (Notes 1 and 3)	5,246,083

Net increase from payments by affiliate (Note 2)	3,101

Net realized gain on swap contracts (Note 1)	2,194,275

Net realized loss on futures contracts (Note 1)	(1,949,403)

Net realized loss on written options (Notes 1 and 3)	(24,129)

Net unrealized depreciation of investments, futures contracts, swap contracts, and TBA sale commitments during the period	(15,616,405)

Net loss on investments	(10,146,478)

Net decrease in net assets resulting from operations	$(1,896,412)

Statement of changes in net assets

	Six months ended	Year ended
	6/30/13*	12/31/12

Decrease in net assets

Operations:

Net investment income	$8,250,066	$15,275,424

Net realized gain (loss) on investments	5,469,927	(48,846,545)

Net unrealized appreciation (depreciation) of investments	(15,616,405)	74,041,976

Net increase (decrease) in net assets resulting from operations	(1,896,412)	40,470,855

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(9,125,301)	(12,670,994)

Class IB	(5,281,075)	(7,695,007)

Decrease from capital share transactions (Note 4)	(14,906,495)	(33,061,393)

Total decrease in net assets	(31,209,283)	(12,956,539)

Net assets:

Beginning of period	379,960,720	392,917,259

End of period (including undistributed net investment income of $7,345,486 and $13,501,796, respectively)	$348,751,437	$379,960,720

* Unaudited.

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/13†	$12.24	.28	(.34)	(.06)	(.49)	(.49)	—	$11.69	(.59)*	$216,481	.29*	2.27*	90 *

12/31/12	11.64	.48	.76	1.24	(.64)	(.64)	—	12.24	11.07	234,369.60		4.02	203

12/31/11	12.14	.54	.06	.60	(1.10)	(1.10)	— [f,g]	11.64	5.16	238,826.58		4.57	263

12/31/10	12.39	.88	.30	1.18	(1.43)	(1.43)	—	12.14	10.22	260,270	.59[h]	7.25	88

12/31/09	9.02	.79	3.23	4.02	(.65)	(.65)	—	12.39	47.22	270,438	1.16[i,j]	7.52[i]	278

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	(.84)	—[g,k]	9.02	(23.78)	221,192	.58[i]	4.97[i]	208

Class IB

6/30/13†	$12.13	.26	(.33)	(.07)	(.46)	(.46)	—	$11.60	(.70)*	$132,271	.42*	2.14*	90*

12/31/12	11.54	.44	.75	1.19	(.60)	(.60)	—	12.13	10.74	145,591.85		3.77	203

12/31/11	12.03	.51	.07	.58	(1.07)	(1.07)	—[f,g]	11.54	5.00	154,091.83		4.34	263

12/31/10	12.30	.84	.30	1.14	(1.41)	(1.41)	—	12.03	9.87	187,450	.84[h]	7.02	88

12/31/09	8.96	.76	3.19	3.95	(.61)	(.61)	—	12.30	46.65	199,218	1.41[i,j]	7.27[i]	278

12/31/08	12.59	.54	(3.36)	(2.82)	(.81)	(.81)	—[g,k]	8.96	(23.93)	162,338	.83[i]	4.75[i]	208

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

g Amount represents less than $0.01 per share.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.23% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.21%

12/31/08	0.17

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 25

Notes to financial statements 6/30/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2013 through June 30, 2013.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk by investing mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity and to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

26 Putnam VT Income Fund

Futures contracts The fund uses futures contracts to implement yield curve strategies, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,186,580 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

Putnam VT Income Fund 27

At the close of the reporting period, the fund had a net liability position of $1,166,312 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,868,490.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2012, the fund had a capital loss carryover of $63,464,766 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$42,974,652	$4,784,212	$47,758,864	*

15,705,902	N/A	15,705,902	12/31/16

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $420,221,230, resulting in gross unrealized appreciation and depreciation of $17,728,089 and $10,660,789, respectively, or net unrealized appreciation of $7,067,300.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 33.6% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract,

28 Putnam VT Income Fund

investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective June 21, 2013, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Prior to June 21, 2013, the annual rate that Putnam Management paid for these services was 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $3,101 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$114,842
Class IB	70,832

Total	$185,674

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $49 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $273, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$175,618

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $331,237,615 and $278,622,841, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written option number	Written option
	contract amounts	premiums	of contracts	premiums

Written options outstanding at the
beginning of the reporting period	$13,408,000	$258,104	—	$—

Options opened	599,864,687	36,170	15	5,831

Options exercised	(57,351,600)	(9,997)	—	—

Options expired	—	—	(15)	(5,831)

Options closed	(555,921,087)	(284,277)	—	—

Written options outstanding at the
end of the reporting period	$—	$—	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/13		Year ended 12/31/12		Six months ended 6/30/13		Year ended 12/31/12

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	177,153	$2,152,042	476,971	$5,658,431	448,863	$5,392,239	860,420	$10,067,818

Shares issued in connection with
reinvestment of distributions	761,076	9,125,301	1,121,327	12,670,994	443,788	5,281,075	685,830	7,695,007

	938,229	11,277,343	1,598,298	18,329,425	892,651	10,673,314	1,546,250	17,762,825

Shares repurchased	(1,568,099)	(18,967,572)	(2,966,575)	(35,095,984)	(1,490,774)	(17,889,580)	(2,900,474)	(34,057,659)

Net decrease	(629,870)	$(7,690,229)	(1,368,277)	$(16,766,559)	(598,123)	$(7,216,266)	(1,354,224)	$(16,294,834)

Putnam VT Income Fund 29

Note 5 — Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased option contracts (contract amount)	—*

Purchased swap option contracts (contract amount)	$202,900,000

Written option contracts (number of contracts)	—*

Written swap option contracts (contract amount)	$97,200,000

Futures contracts (number of contracts)	1,000

OTC interest rate swap contracts (notional)	$509,900,000

Centrally cleared interest rate swap contracts (notional)	$57,200,000

OTC total return swap contracts (notional)	$231,500,000

OTC credit default swap contracts (notional)	$3,300,000

Centrally cleared credit default rate swap contracts (notional)	$7,400,000

*For the reporting period, the transaction volume was minimal.

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$545,529*	Payables	$386,237

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	15,141,385*	Unrealized depreciation	13,576,720*

Total		$15,686,914		$13,962,957

*Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$46,686	$46,686

Interest rate contracts	(427,528)	(1,949,403)	2,147,589	$(229,342)

Total	$(427,528)	$(1,949,403)	$2,194,275	$(182,656)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(284,963)	$(284,963)

Interest rate contracts	689,788	(1,476,536)	4,474,310	$3,687,562

Total	$689,788	$(1,476,536)	$4,189,347	$3,402,599

Note 6 — Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:

	Market value at the beginning				Market value at the end of
Name of affiliate	of the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund*	$56,836,229	$27,381,975	$84,218,204	$8,670	$—

Putnam Short Term Investment Fund*	—	102,879,575	87,969,513	2,109	14,910,062

Totals	$56,836,229	$130,261,550	$172,187,717	$10,779	$14,910,062

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

30 Putnam VT Income Fund

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Putnam VT Income Fund 31

Note 9 — Offsetting of financial and derivative assets and liabilities

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	Total

Assets:

OTC Interest rate swap contracts*#	$1,988,881	$454,262	$—	$184,034	$1,973,368	$1,280,776	$2,298,319	$3,222,054	$—	$132,911	$11,534,605

Centrally cleared interest rate
swap contracts***	—	—	13,199	—	—	—	—	—	—	—	13,199

OTC Total return swap contracts*#	29,564	486,849	—	5,708	108,387	—	1,176,722	36,265	—	—	1,843,495

OTC Credit default swap contracts*#	—	—	—	—	—	—	8,583	—	—	—	8,583

Centrally cleared credit default
swap contracts***	—	—	—	—	—	—	—	—	—	—	—

Futures contracts***	—	—	—	—	—	—	—	—	27,781	—	27,781

Total Assets	$2,018,445	$941,111	$13,199	$189,742	$2,081,755	$1,280,776	$3,483,624	$3,258,319	$27,781	$132,911	$13,427,663

Liabilities:

OTC Interest rate swap contracts*#	1,371,642	243,926	—	358,761	2,427,925	28,338	2,179,732	794,565	—	—	7,404,889

Centrally cleared interest rate
swap contracts***	—	—	881,311	—	—	—	—	—	—		881,311

OTC Total return swap contracts*#	—	319,561	—	67,166	256,045	—	449,619	—	—	—	1,092,391

OTC Credit default swap contracts*#	58,325	—	—	—	327,912	—	—	—	—	—	386,237

Centrally cleared credit default
swap contracts***	—	—	94,860	—	—	—	—	—	—	—	94,860

Futures contracts***	—	—	—	—	—	—	—	—	6,984	—	6,984

Total Liabilities	$1,429,967	$563,487	$976,171	$425,927	$3,011,882	$28,338	$2,629,351	$794,565	$6,984	$—	$9,866,672

Total Financial and Derivative Net Assets	$588,478	$377,624	$(962,972)	$(236,185)	$(930,127)	$1,252,438	$854,273	$2,463,754	$20,797	$132,911	$3,560,991

Total collateral received (pledged)##†	$450,000	$377,624	$—	$70,280	$(930,127)	$1,252,438	$854,273	$2,463,754	$—	$110,000	$4,648,242

Net amount	$138,478	$—	$(962,972)	$(306,465)	$—	$—	$—	$—	$20,797	$22,911	$(1,087,251)

* Excludes premiums. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

# Covered by master netting agreement.

*** Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

## Any over-collateralization of total financial and derivative net assets is not shown.

† Additional collateral may be required from certain brokers based on individual agreements.

32 Putnam VT Income Fund	Putnam VT Income Fund 33

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2013, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2013, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2013 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2013, subject to certain changes in the sub-management contract noted below. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements in the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review and discussion by the Trustees, as well as approval by shareholders.

As noted above, the Trustees considered certain administrative revisions to your fund’s sub-management contract. Putnam Management recommended that the sub-management contract be revised to reduce the sub-management fee that Putnam Management pays to PIL from 40 basis points to 25 basis points with respect to the portion of the portfolios of certain funds, including your fund, that may be allocated to PIL from time to time. These revisions had no effect on the management fees paid by your fund to Putnam Management. The Independent Trustees’ approval of this recommendation was based on their conclusion that these changes would have no practical effect on Putnam Management’s continued responsibility for the management of these funds or the costs borne by fund shareholders and would not result in any reduction in the nature and quality of services provided to the funds.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees

34 Putnam VT Income Fund

concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 2nd quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2012 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2012 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2012 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the best performing mutual fund complex for 2012 — the second time in four years that Putnam Management has achieved this distinction for the Putnam funds. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2012 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year, and five-year periods. For a number of Putnam funds

Putnam VT Income Fund 35

with relatively unique investment mandates, the Trustees evaluated performance based on comparisons of their absolute gross returns with the returns of selected investment benchmarks or targeted annualized returns. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — Corporate Debt Funds A Rated) for the one-year, three-year and five-year periods ended December 31, 2012 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	1st	1st

For the one-year and three-year periods ended December 31, 2012, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2012, there were 31, 31 and 26 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

36 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Kenneth R. Leibler
Putnam Retail Management	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109		Robert L. Reynolds
W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 37

This report has been prepared for the shareholders		H512
of Putnam VT Income Fund.	282486	8/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 29, 2013